Share capital (Detail) - Stock Options - Number/Weighted Average Exercise Price	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Options Outstanding, Beginning	9,068,765	12,893,833
Options Granted	3,965,000	2,193,100
Exercised as stock options		(351,668)
Exercised as SARs	(81,333)	(3,750,000)
Options Forfeited or expired	(3,587,999)	(1,916,500)
Options Outstanding, End	9,364,433	9,068,765
Weighted Average Exercise Price, Beginning	$ 3,470	$ 3,950
Granted, Weighted Average Exercise Price	4,310	2,930
Exercised as stock options, Weighted Average Exercise Price	3,430	3,960
Forfeited or expired, Weighted Average Exercise Price	3,220	4,080
Weighted Average Exercise Price, End	$ 5,540	$ 3,470